[ING STATIONERY] April 30, 2007 United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-05626; 333-28679 – Registration on N-4
	Prospectus Names:	ING GoldenSelect ESII, ING GoldenSelect Generations and
ING GoldenSelect Opportunities

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING GoldenSelect ESII, ING GoldenSelect
Generations and ING GoldenSelect Opportunities Prospectuses under Rule 497(c) of the
Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Randi Gage
Randi Gage
Senior Paralegal

1475 Dunwoody Drive	GOLDENSELECT SERIES
West Chester, PA 19380	Issued by ING USA Annuity and Life Insurance Company
Tel: (610) 425-3539
Fax: (610) 425-3520